UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-02653

Dreyfus Bond Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	08/31
Date of reporting period:	11/30/16

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Municipal Bond Fund
November 30, 2016 (Unaudited)

Long-Term Municipal Investments -	Coupon	Maturity	Principal
99.0%	Rate (%)	Date	Amount ($)		Value ($)
Alabama - 3.2%
Birmingham Water Works Board,
Water Revenue	5.00	1/1/33	5,775,000		6,417,411
Jefferson County,
Limited Obligation School Warrants	5.25	1/1/20	15,000,000		15,064,650
Jefferson County,
Senior Lien Sewer Revenue Warrants
(Insured; Assured Guaranty Municipal
Corp.)	0/6.60	10/1/42	20,000,000	[a]	15,398,000
Lower Alabama Gas District,
Gas Project Revenue	5.00	9/1/28	3,300,000		3,619,836
Lower Alabama Gas District,
Gas Project Revenue	5.00	9/1/46	3,500,000		3,846,290
					44,346,187
Alaska - .5%
Northern Tobacco Securitization
Corporation of Alaska,
Tobacco Settlement Asset-Backed
Bonds	5.00	6/1/46	8,485,000		6,895,335
Arizona - 1.1%
La Paz County Industrial Development
Authority,
Education Facility LR (Charter Schools
Solutions-Harmony Public Schools
Project)	5.00	2/15/46	1,500,000	[b]	1,527,870
Pima County Industrial Development
Authority,
Education Revenue (American Charter
Schools Foundation Project)	5.63	7/1/38	1,075,000		975,842
Pima County Industrial Development
Authority,
IDR (Tucson Electric Power Company
Project)	5.25	10/1/40	4,185,000		4,535,494
Salt Verde Financial Corporation,
Senior Gas Revenue	5.00	12/1/37	7,000,000		7,755,580
					14,794,786
California - 12.0%
Bay Area Toll Authority,
San Francisco Bay Area Toll Bridge
Revenue	5.00	4/1/28	5,000,000		5,674,150
California,
GO (Various Purpose)	5.63	4/1/25	3,500,000		3,820,215
California,
GO (Various Purpose)	5.75	4/1/31	13,325,000		14,595,006
California,
GO (Various Purpose)	6.50	4/1/33	15,000,000		16,618,050
California,
GO (Various Purpose)	6.00	11/1/35	14,000,000		15,625,120

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments -	Coupon	Maturity	Principal
99.0% (continued)	Rate (%)	Date	Amount ($)		Value ($)
California - 12.0% (continued)
California County Tobacco Securitization
Agency,
Tobacco Settlement Asset-Backed
Refunding Bonds (Kern County Tobacco
Funding Corporation)	5.00	6/1/34	5,295,000		5,614,236
California Department of Veterans Affairs,
Home Purchase Revenue	5.00	12/1/42	8,000,000		8,000,960
California State Public Works Board,
LR (Department of Corrections and
Rehabilitation) (Various Correctional
Facilities)	5.00	9/1/28	5,000,000		5,732,800
California State Public Works Board,
LR (Various Capital Projects)	5.00	12/1/25	5,000,000		5,794,750
California State Public Works Board,
LR (Various Capital Projects)	5.00	11/1/38	2,500,000		2,774,000
California Statewide Communities
Development Authority,
Revenue (Kaiser Permanente)	5.00	4/1/42	5,525,000		6,043,079
California Statewide Communities
Development Authority,
Revenue (Loma Linda University
Medical Center)	5.25	12/1/56	4,000,000	[b]	4,053,760
Golden State Tobacco Securitization
Corporation,
Tobacco Settlement Asset-Backed
Bonds	4.50	6/1/27	9,655,000		9,483,044
Los Angeles Department of Airports,
Senior Revenue (Los Angeles
International Airport)	5.00	5/15/28	2,850,000		3,179,546
Los Angeles Department of Airports,
Senior Revenue (Los Angeles
International Airport)	5.00	5/15/33	5,000,000		5,475,500
Los Angeles Unified School District,
GO	5.00	7/1/21	10,000,000		11,350,500
Modesto Irrigation District,
Electric System Revenue	5.00	7/1/21	3,515,000		3,958,417
Sacramento County,
Airport System Senior Revenue	5.75	7/1/39	10,260,000		10,882,474
San Diego County Regional Airport
Authority,
Senior Airport Revenue	5.00	7/1/43	6,000,000		6,408,660
San Francisco City and County Airport
Commission,
Second Series Revenue (San Francisco
International Airport)	5.00	5/1/41	12,500,000		13,432,000
University of California Regents,
Medical Center Pooled Revenue	5.00	5/15/43	5,000,000		5,515,150
					164,031,417
Colorado - 2.8%
City and County of Denver,
Airport System Subordinate Revenue	5.50 11/15/27		6,000,000		6,798,720
City and County of Denver,
Airport System Subordinate Revenue	5.25 11/15/43		6,000,000		6,428,940
Colorado Health Facilities Authority,
Revenue (Catholic Health Initiatives)	5.25	1/1/45	4,315,000		4,608,463

Long-Term Municipal Investments -	Coupon	Maturity	Principal
99.0% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Colorado - 2.8% (continued)
Colorado Health Facilities Authority,
Revenue (Sisters of Charity of
Leavenworth Health System)	5.25	1/1/25	4,000,000		4,365,760
Colorado Springs,
Utilities System Revenue	5.00 11/15/23		2,955,000		3,361,578
Denver Convention Center Hotel Authority,
Convention Center Hotel Senior
Revenue	5.00	12/1/36	1,315,000		1,381,552
E-470 Public Highway Authority,
Senior Revenue (Insured; National
Public Finance Guarantee Corp.)	0.00	9/1/20	6,740,000	[c]	6,105,564
University of Colorado Regents,
University Enterprise Revenue
(Prerefunded)	5.25	6/1/21	5,000,000	[d]	5,740,150
					38,790,727
Connecticut - 1.1%
Connecticut,
Special Tax Obligation Revenue
(Transportation Infrastructure
Purposes)	5.00	10/1/29	2,500,000		2,844,950
Connecticut,
Special Tax Obligation Revenue
(Transportation Infrastructure
Purposes)	5.00	9/1/33	6,000,000		6,740,400
Hartford County Metropolitan District,
Clean Water Project Revenue (Green
Bonds)	5.00	11/1/34	5,025,000		5,638,251
					15,223,601
District of Columbia - .9%
District of Columbia Tobacco Settlement
Financing Corporation,
Tobacco Settlement Asset-Backed
Bonds	0.00	6/15/46	85,000,000	[c]	9,593,100
Metropolitan Washington Airports
Authority,
Airport System Revenue	5.00	10/1/35	2,000,000		2,188,460
					11,781,560
Florida - 9.2%
Broward County,
Port Facilities Revenue	5.00	9/1/22	6,000,000		6,607,680
Citizens Property Insurance Corporation,
Coastal Account Senior Secured
Revenue	5.00	6/1/20	7,000,000		7,706,090
Citizens Property Insurance Corporation,
Coastal Account Senior Secured
Revenue	5.00	6/1/25	30,000,000		34,596,600
Citizens Property Insurance Corporation,
Personal Lines Account/Commercial
Lines Account Senior Secured Revenue	5.00	6/1/22	8,000,000		9,063,040
Florida Department of Transportation,
Turnpike Revenue	5.00	7/1/24	5,630,000		6,507,492
Florida Municipal Power Agency,
Revenue (Saint Lucie Project)	5.00	10/1/20	5,185,000		5,756,491
Jacksonville Electric Authority,
Electric System Subordinated Revenue	5.00	10/1/27	2,250,000		2,575,148

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments -	Coupon	Maturity	Principal
99.0% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Florida - 9.2% (continued)
Jacksonville Electric Authority,
Water and Sewer System Revenue	5.00	10/1/29	2,500,000		2,818,625
Lee County,
Transportation Facilities Revenue
(Insured; Assured Guaranty Municipal
Corp.)	5.00	10/1/21	4,000,000		4,517,880
Miami Beach Redevelopment Agency,
Tax Increment Revenue (City
Center/Historic Convention Village)	5.00	2/1/35	1,500,000		1,631,580
Miami-Dade County,
Aviation Revenue (Miami International
Airport)	5.38	10/1/35	5,000,000		5,512,400
Miami-Dade County,
Seaport Revenue	5.50	10/1/42	3,500,000		3,913,105
Miami-Dade County,
Water and Sewer System Revenue	5.00	10/1/34	5,000,000		5,484,600
Orlando-Orange County Expressway
Authority,
Revenue (Prerefunded)	5.00	7/1/20	7,000,000	[d]	7,805,420
Pinellas County Health Facilities Authority,
Health System Revenue (BayCare
Health System Issue) (Insured; National
Public Finance Guarantee Corp.)	0.68 11/15/23		4,550,000	[e]	4,311,125
Saint Johns County Industrial Development
Authority,
Revenue (Presbyterian Retirement
Communities Project) (Prerefunded)	5.88	8/1/20	5,000,000	[d]	5,742,300
Tampa,
Health System Revenue (BayCare
Health System Issue)	4.00 11/15/46		4,230,000		4,044,768
Tampa Bay Water Regional Water Supply
Authority,
Utility System Improvement Revenue
(Insured; National Public Finance
Guarantee Corp.)	6.00	10/1/29	5,000,000		6,422,800
					125,017,144
Georgia - 2.1%
Atlanta,
Water and Wastewater Revenue
(Insured; Assured Guaranty Municipal
Corp.)	5.25	11/1/34	3,500,000		3,818,500
Municipal Electric Authority of Georgia,
Project One Subordinated Bonds	5.75	1/1/20	1,000,000		1,067,010
Municipal Electric Authority of Georgia,
Project One Subordinated Bonds	5.00	1/1/21	9,705,000		10,809,429
Municipal Electric Authority of Georgia,
Project One Subordinated Bonds	5.00	1/1/28	8,400,000		9,654,456
Thomasville Hospital Authority,
RAC (John D. Archbold Memorial
Hospital, Inc. Project)	5.13	11/1/30	3,500,000		3,806,775
					29,156,170
Idaho - .6%
Power County Industrial Development
Corporation,
SWDR (FMC Corporation Project)	6.45	8/1/32	7,625,000		7,637,581

Long-Term Municipal Investments -	Coupon	Maturity	Principal
99.0% (continued)	Rate (%)	Date	Amount ($)	Value ($)
Illinois - 7.7%
Chicago,
General Airport Senior Lien Revenue
(Chicago O'Hare International Airport)	5.00	1/1/29	6,185,000	6,755,875
Chicago,
Second Lien Water Revenue	5.00	11/1/27	2,695,000	2,987,812
Chicago,
Second Lien Water Revenue	5.00	11/1/28	7,200,000	7,865,640
Chicago Park District,
Limited Tax GO	5.00	1/1/27	3,000,000	3,264,450
Greater Chicago Metropolitan Water
Reclamation District,
GO Unlimited Tax Capital Improvement
Bonds	5.00	12/1/44	5,000,000	5,461,150
Illinois,
Sales Tax Revenue	5.00	6/15/24	5,000,000	5,688,800
Illinois Finance Authority,
Revenue (Advocate Health Care
Network)	5.00	6/1/29	9,500,000	10,478,690
Illinois Finance Authority,
Revenue (Advocate Health Care
Network)	5.00	6/1/30	10,305,000	11,278,513
Illinois Finance Authority,
Revenue (Central DuPage Health)	5.50	11/1/39	3,500,000	3,863,475
Illinois Finance Authority,
Revenue (OSF Healthcare System)	5.00 11/15/45		2,500,000	2,642,250
Illinois Finance Authority,
Revenue (Rehabilitation Institute of
Chicago)	6.00	7/1/43	3,250,000	3,677,180
Illinois Municipal Electric Agency,
Power Supply System Revenue	5.00	2/1/32	5,000,000	5,493,650
Illinois Toll Highway Authority,
Toll Highway Senior Revenue	5.00	12/1/32	2,435,000	2,671,390
Illinois Toll Highway Authority,
Toll Highway Senior Revenue	5.00	1/1/36	1,500,000	1,622,790
Metropolitan Pier and Exposition
Authority,
Revenue (McCormick Place Expansion
Project)	5.00	6/15/42	13,090,000	13,311,221
Railsplitter Tobacco Settlement Authority,
Tobacco Settlement Revenue	5.50	6/1/23	5,500,000	6,181,120
Railsplitter Tobacco Settlement Authority,
Tobacco Settlement Revenue	6.00	6/1/28	1,480,000	1,685,158
University of Illinois Board of Trustees,
Auxiliary Facilities System Revenue
(University of Illinois)	5.00	4/1/27	5,000,000	5,495,750
University of Illinois Board of Trustees,
Auxiliary Facilities System Revenue
(University of Illinois)	5.00	4/1/44	5,000,000	5,301,850
				105,726,764
Indiana - .4%
Indiana Municipal Power Agency,
Power Supply System Revenue	5.00	1/1/37	2,500,000	2,732,750
Indianapolis Local Public Improvement
Bond Bank,
Revenue (Indianapolis Airport
Authority Project)	5.00	1/1/26	2,000,000	2,273,400
				5,006,150

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments -	Coupon	Maturity	Principal
99.0% (continued)	Rate (%)	Date	Amount ($)	Value ($)
Iowa - .7%
Iowa Finance Authority,
Health Facilities Revenue (UnityPoint
Health)	5.00	8/15/32	2,500,000	2,772,125
Iowa Finance Authority,
Healthcare Revenue (Genesis Health
System)	5.00	7/1/25	5,910,000	6,734,681
				9,506,806
Kentucky - 1.8%
Kentucky Public Transportation
Infrastructure Authority,
Subordinate Toll Revenue, BAN
(Downtown Crossing Project)	5.00	7/1/17	9,375,000	9,584,062
Louisville/Jefferson County Metro
Government,
Health System Revenue (Norton
Healthcare, Inc.)	5.75	10/1/42	6,000,000	6,783,000
Mount Sterling,
LR (Kentucky League of Cities Funding
Trust Program)	6.10	3/1/18	7,955,000	8,355,932
				24,722,994
Louisiana - 3.3%
East Baton Rouge Sewerage Commission,
Revenue	5.00	2/1/39	8,000,000	8,768,400
Louisiana Local Government
Environmental Facilities and
Community Development Authority,
Revenue (Westlake Chemical
Corporation Projects)	6.75	11/1/32	2,000,000	2,081,680
Louisiana Public Facilities Authority,
Revenue (CHRISTUS Health Obligated
Group)	6.00	7/1/29	6,500,000	7,120,100
New Orleans Aviation Board,
General Airport Revenue (North
Terminal Project)	5.00	1/1/40	7,825,000	8,283,154
New Orleans Aviation Board,
General Airport Revenue (North
Terminal Project)	5.00	1/1/45	5,000,000	5,275,200
New Orleans Aviation Board,
Gulf Opportunity Zone Customer
Facility Charge Revenue (Consolidated
Rental Car Project)	6.25	1/1/30	5,000,000	5,363,900
Tobacco Settlement Financing Corporation
of Louisiana,
Tobacco Settlement Asset-Backed
Bonds	5.25	5/15/35	7,800,000	8,406,060
				45,298,494
Maine - .4%
Maine Health and Higher Educational
Facilities Authority,
Revenue (Maine General Medical Center
Issue)	7.50	7/1/32	5,000,000	5,697,200
Maryland - .5%
Maryland Economic Development
Corporation,
EDR (Transportation Facilities Project)	5.75	6/1/35	2,500,000	2,696,325

Long-Term Municipal Investments -	Coupon	Maturity	Principal
99.0% (continued)	Rate (%)	Date	Amount ($)	Value ($)
Maryland - .5% (continued)
Maryland Health and Higher Educational
Facilities Authority,
Revenue (MedStar Health Issue)	5.00	8/15/38	4,000,000	4,326,720
				7,023,045
Massachusetts - 3.0%
Massachusetts,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.25	9/1/23	5,000,000	5,925,500
Massachusetts Department of
Transportation,
Metropolitan Highway System Senior
Revenue	5.00	1/1/27	11,000,000	12,024,210
Massachusetts Educational Financing
Authority,
Education Loan Revenue (Issue K)	5.25	7/1/29	4,200,000	4,543,266
Massachusetts Health and Educational
Facilities Authority,
Revenue (Northeastern University
Issue)	5.00	10/1/30	3,000,000	3,304,110
Massachusetts Housing Finance Agency,
Housing Revenue	5.30	6/1/49	5,940,000	6,021,853
Massachusetts School Building Authority,
Senior Dedicated Sales Tax Revenue	5.00	8/15/30	3,725,000	4,166,897
Massachusetts School Building Authority,
Senior Dedicated Sales Tax Revenue	5.00 10/15/35		5,000,000	5,567,400
				41,553,236
Michigan - 3.6%
Great Lakes Water Authority,
Water Supply System Second Lien
Revenue	5.00	7/1/46	10,000,000	10,569,000
Kent Hospital Finance Authority,
Revenue (Spectrum Health System)	5.50 11/15/25		7,710,000	8,748,614
Michigan Building Authority,
Revenue (Facilities Program)	5.00 10/15/24		2,500,000	2,787,925
Michigan Finance Authority,
HR (Sparrow Obligated Group)	5.00 11/15/34		2,965,000	3,285,843
Michigan Finance Authority,
Local Government Loan Program
Revenue (Detroit Water and Sewerage
Department, Sewage Disposal System
Revenue Senior Lien Local Project
Bonds) (Insured; Assured Guaranty
Municipal Corp.)	5.00	7/1/30	6,000,000	6,653,940
Michigan Finance Authority,
Local Government Loan Program
Revenue (Detroit Water and Sewerage
Department, Sewage Disposal System
Revenue Senior Lien Local Project
Bonds) (Insured; Assured Guaranty
Municipal Corp.)	5.00	7/1/32	5,000,000	5,499,250
Michigan Hospital Finance Authority,
Revenue (Ascension Health Senior
Credit Group)	4.00 11/15/47		3,500,000	3,367,560
Michigan Strategic Fund,
SWDR (Genesee Power Station Project)	7.50	1/1/21	2,280,000	2,226,032

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments -	Coupon	Maturity	Principal
99.0% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Michigan - 3.6% (continued)
Wayne County Airport Authority,
Airport Revenue (Detroit Metropolitan
Wayne County Airport)	5.00	12/1/45	5,000,000		5,359,250
					48,497,414
Minnesota - .1%
Western Minnesota Municipal Power
Agency,
Power Supply Revenue	5.00	1/1/30	1,565,000		1,755,993
Missouri - 1.5%
Kansas City,
General Improvement Airport Revenue	5.00	9/1/22	8,380,000		9,407,556
Missouri Health and Educational Facilities
Authority,
Health Facilities Revenue (CoxHealth)	5.00 11/15/29		3,770,000		4,256,104
Missouri Health and Educational Facilities
Authority,
Health Facilities Revenue (CoxHealth)	5.00 11/15/30		3,725,000		4,178,854
Missouri Joint Municipal Electric Utility
Commission,
Power Project Revenue (Iatan 2
Project)	5.00	1/1/33	2,200,000		2,404,006
					20,246,520
Nebraska - .5%
Nebraska Public Power District,
General Revenue	5.00	1/1/34	2,975,000		3,258,309
Public Power Generation Agency of
Nebraska,
Revenue (Whelan Energy Center Unit
2)	5.00	1/1/41	3,050,000		3,308,488
					6,566,797
Nevada - 1.5%
Clark County,
Airport System Revenue	5.00	7/1/40	19,000,000		20,641,980
New Hampshire - .2%
New Hampshire Business Finance
Authority,
PCR (The United Illuminating Company
Project) (Insured; AMBAC)	1.14	10/1/33	2,290,000	[e]	2,129,700
New Jersey - 3.2%
Essex County Improvement Authority,
SWDR (Covanta Project)	5.25	7/1/45	5,000,000	[b]	4,952,250
New Jersey Economic Development
Authority,
Cigarette Tax Revenue	5.00	6/15/28	2,250,000		2,356,133
New Jersey Economic Development
Authority,
School Facilities Construction Revenue	5.00	3/1/28	3,250,000		3,336,028
New Jersey Economic Development
Authority,
School Facilities Construction Revenue	5.25	6/15/29	3,130,000		3,276,202
New Jersey Economic Development
Authority,
School Facilities Construction Revenue	5.25	6/15/31	7,550,000		7,812,362

Long-Term Municipal Investments -	Coupon	Maturity	Principal
99.0% (continued)	Rate (%)	Date	Amount ($)		Value ($)
New Jersey - 3.2% (continued)
New Jersey Health Care Facilities Financing
Authority,
Revenue (Virtua Health Issue)	5.00	7/1/28	3,000,000		3,346,920
New Jersey Higher Education Student
Assistance Authority,
Student Loan Revenue (Insured;
Assured Guaranty Corp.)	6.13	6/1/30	6,360,000		6,629,473
New Jersey Turnpike Authority,
Turnpike Revenue	5.00	1/1/24	5,000,000		5,716,750
New Jersey Turnpike Authority,
Turnpike Revenue (Insured; National
Public Finance Guarantee Corp.)	0.96	1/1/30	7,500,000	[e]	6,806,250
					44,232,368
New Mexico - .7%
New Mexico Municipal Energy Acquisition
Authority,
Gas Supply Revenue	1.11	8/1/19	10,000,000	[e]	9,951,700
New York - 12.3%
Metropolitan Transportation Authority,
Transportation Revenue	5.25 11/15/29		7,375,000		8,465,615
Metropolitan Transportation Authority,
Transportation Revenue	5.00 11/15/30		6,170,000		6,992,399
New York City,
GO	5.00	3/1/25	5,000,000		5,803,450
New York City,
GO	5.00	8/1/25	5,380,000		6,204,055
New York City,
GO	5.00	10/1/36	11,505,000		12,807,136
New York City Health and Hospitals
Corporation,
Health System Revenue	5.00	2/15/25	14,625,000		15,921,945
New York City Industrial Development
Agency,
Senior Airport Facilities Revenue
(Transportation Infrastructure
Properties, LLC Obligated Group)	5.00	7/1/21	6,150,000		6,680,068
New York City Municipal Water Finance
Authority,
Water and Sewer System Second
General Resolution Revenue	5.00	6/15/34	7,500,000		8,304,225
New York City Transitional Finance
Authority,
Future Tax Secured Subordinate
Revenue	5.00	2/1/35	15,055,000		16,490,043
New York Liberty Development
Corporation,
Liberty Revenue (4 World Trade Center
Project)	5.00 11/15/31		5,000,000		5,545,000
New York Liberty Development
Corporation,
Revenue (3 World Trade Center
Project)	5.00 11/15/44		7,500,000	[b]	7,622,400
New York Liberty Development
Corporation,
Revenue (Goldman Sachs Headquarters
Issue)	5.25	10/1/35	1,000,000		1,171,530

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments -	Coupon	Maturity	Principal
99.0% (continued)	Rate (%)	Date	Amount ($)	Value ($)
New York - 12.3% (continued)
New York State Dormitory Authority,
Revenue (New York University)
(Insured; National Public Finance
Guarantee Corp.)	5.75	7/1/27	9,500,000	11,483,505
New York State Dormitory Authority,
Revenue (Orange Regional Medical
Center Obligated Group)	6.13	12/1/29	2,500,000	2,629,475
New York State Dormitory Authority,
Revenue (Orange Regional Medical
Center Obligated Group)	6.25	12/1/37	3,800,000	3,998,398
New York State Dormitory Authority,
State Personal Income Tax Revenue
(General Purpose)	5.00	3/15/20	1,500,000	1,659,675
New York State Dormitory Authority,
State Personal Income Tax Revenue
(General Purpose)	5.00	2/15/31	10,000,000	11,375,000
New York State Dormitory Authority,
State Personal Income Tax Revenue
(General Purpose)	5.00	3/15/32	7,100,000	8,053,317
New York State Thruway Authority,
General Revenue	5.00	1/1/27	5,000,000	5,723,200
New York Transportation Development
Corporation,
Special Facility Revenue (American
Airlines, Inc. John F. Kennedy
International Airport Project)	5.00	8/1/21	500,000	542,865
New York Transportation Development
Corporation,
Special Facility Revenue (American
Airlines, Inc. John F. Kennedy
International Airport Project)	5.00	8/1/31	1,500,000	1,524,420
New York Transportation Development
Corporation,
Special Facility Revenue (LaGuardia
Airport Terminal B Redevelopment
Project)	5.00	7/1/46	6,500,000	6,618,365
Port Authority of New York and New
Jersey,
(Consolidated Bonds, 183rd Series)	5.00 12/15/26		4,125,000	4,809,420
Triborough Bridge and Tunnel Authority,
General Revenue (MTA Bridges and
Tunnels)	5.00 11/15/23		6,430,000	7,446,326
				167,871,832
North Carolina - .3%
North Carolina Medical Care Commission,
Health Care Facilities Revenue (Duke
University Health System)	5.00	6/1/28	3,250,000	3,896,198
Ohio - 1.2%
Butler County,
Hospital Facilities Revenue (UC Health)	5.50	11/1/40	5,000,000	5,562,550
Hamilton County,
Sewer System Revenue (The
Metropolitan Sewer District of the
Greater Cincinnati)	5.00	12/1/29	2,250,000	2,575,508

Long-Term Municipal Investments -	Coupon	Maturity	Principal
99.0% (continued)	Rate (%)	Date	Amount ($)	Value ($)
Ohio - 1.2% (continued)
Ohio Higher Educational Facility
Commission,
HR (Cleveland Clinic Health System
Obligated Group)	5.00	1/1/38	5,000,000	5,493,100
Ohio Turnpike and Infrastructure
Commission,
Junior Lien Turnpike Revenue
(Infrastructure Projects)	5.25	2/15/39	3,000,000	3,332,940
				16,964,098
Pennsylvania - 3.5%
Allegheny County Port Authority,
Special Transportation Revenue	5.25	3/1/22	5,000,000	5,604,350
Geisinger Authority,
Health System Revenue (Geisinger
Health System)	5.25	6/1/39	11,750,000	12,502,705
Lancaster County Hospital Authority,
Health System Revenue (University of
Pennsylvania Health System)	5.00	8/15/42	5,240,000	5,688,596
Pennsylvania Turnpike Commission,
Turnpike Revenue	5.00	12/1/24	5,000,000	5,479,850
Pennsylvania Turnpike Commission,
Turnpike Revenue	5.00	12/1/34	2,160,000	2,357,791
Pennsylvania Turnpike Commission,
Turnpike Subordinate Revenue	5.00	6/1/28	4,500,000	5,031,090
Philadelphia School District,
GO	5.25	9/1/23	5,000,000	5,383,050
Philadelphia School District,
GO	5.00	9/1/27	5,000,000	5,443,050
				47,490,482
South Carolina - 3.0%
Columbia,
Waterworks and Sewer System
Revenue	5.00	2/1/36	8,000,000	8,769,200
Piedmont Municipal Power Agency,
Electric Revenue	5.00	1/1/20	2,740,000	2,997,697
South Carolina Public Service Authority,
Revenue Obligations (Santee Cooper)	5.00	12/1/36	10,000,000	10,898,400
South Carolina Public Service Authority,
Revenue Obligations (Santee Cooper)	5.13	12/1/43	16,000,000	17,647,360
				40,312,657
South Dakota - .6%
South Dakota Health and Educational
Facilities Authority,
Revenue (Avera Health Issue)	5.00	7/1/44	5,000,000	5,378,400
South Dakota Health and Educational
Facilities Authority,
Revenue (Sanford)	5.00	11/1/35	3,000,000	3,281,970
				8,660,370
Tennessee - .5%
Chattanooga Health Educational and
Housing Board,
Revenue (Catholic Health Initiatives)	5.25	1/1/40	1,500,000	1,612,080

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments -	Coupon	Maturity	Principal
99.0% (continued)	Rate (%)	Date	Amount ($)	Value ($)
Tennessee - .5% (continued)
Johnson City Health and Educational
Facilities Board,
HR (Mountain States Health Alliance)	6.00	7/1/38	5,000,000	5,451,100
				7,063,180
Texas - 6.6%
Corpus Christi,
Utility System Junior Lien Improvement
Revenue	5.00	7/15/40	5,000,000	5,437,500
Dallas and Fort Worth,
Joint Revenue (Dallas-Fort Worth
International Airport)	5.00	11/1/22	3,000,000	3,392,280
Fort Worth,
Water and Sewer System Revenue	5.00	2/15/27	5,320,000	6,166,465
Harris County Cultural Education Facilities
Finance Corporation,
HR (Texas Children's Hospital Project)	5.25	10/1/29	4,000,000	4,381,840
Houston,
Combined Utility System First Lien
Revenue	5.00 11/15/28		4,000,000	4,598,880
Houston Community College System,
Limited Tax GO	5.00	2/15/29	4,000,000	4,511,520
Love Field Airport Modernization
Corporation,
Special Facilities Revenue (Southwest
Airlines Company - Love Field
Modernization Program Project)	5.00	11/1/28	4,450,000	4,852,146
Lower Colorado River Authority,
Transmission Contract Revenue (Lower
Colorado River Authority Transmission
Services Corporation Project)	5.00	5/15/31	7,895,000	8,695,711
North Texas Tollway Authority,
First Tier System Revenue	5.00	1/1/39	14,250,000	15,737,415
North Texas Tollway Authority,
First Tier System Revenue (Insured;
Assured Guaranty Corp.)	5.75	1/1/40	605,000	629,442
Plano Independent School District,
Unlimited Tax Bonds (Permanent
School Fund Guarantee Program)	5.00	2/15/25	4,150,000	4,895,257
San Antonio,
Electric and Gas Systems Junior Lien
Revenue	5.00	2/1/43	9,275,000	10,180,796
Socorro Independent School District,
Unlimited Tax Bonds (Permanent
School Fund Guarantee Program)	5.00	8/15/29	4,080,000	4,630,229
Tarrant County Cultural Education
Facilities Finance Corporation,
HR (Baylor Scott and White Health
Project)	5.00 11/15/45		2,500,000	2,740,625
Texas Transportation Commission,
Central Texas Turnpike System First
Tier Revenue	5.00	8/15/41	3,530,000	3,832,097
Texas Transportation Commission,
Central Texas Turnpike System Second
Tier Revenue	5.00	8/15/31	5,000,000	5,502,600
				90,184,803

Long-Term Municipal Investments -	Coupon	Maturity	Principal
99.0% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Utah - 1.0%
Metropolitan Water District of Salt Lake
and Sandy,
Water Revenue Project Bonds	5.00	7/1/37	3,000,000		3,321,030
Utah County,
HR (Intermountain Health Care Health
Services, Inc.)	4.00	5/15/47	10,000,000		10,019,800
					13,340,830
Virginia - .7%
Danville Industrial Development Authority,
HR (Danville Regional Medical Center)
(Insured; AMBAC) (Escrowed to
Maturity)	5.25	10/1/28	1,500,000		1,734,825
Virginia Housing Development Authority,
Commonwealth Mortgage Revenue	5.00	10/1/26	8,250,000		8,391,405
					10,126,230
Washington - 3.3%
Seattle,
Drainage and Wastewater
Improvement Revenue	5.00	9/1/27	5,000,000		5,668,200
Seattle,
Municipal Light and Power
Improvement Revenue	5.00	6/1/23	6,790,000		7,777,538
Washington,
GO (Various Purpose)	5.00	7/1/27	3,500,000		4,083,345
Washington,
GO (Various Purpose)	5.00	8/1/35	10,000,000		11,200,200
Washington,
Motor Vehicle Fuel Tax GO	5.00	7/1/23	2,575,000		2,993,360
Washington Health Care Facilities
Authority,
Revenue (Providence Health and
Services)	5.00	10/1/42	12,375,000		13,305,971
					45,028,614
Wisconsin - 3.4%
Public Finance Authority of Wisconsin,
HR (Renown Regional Medical Center
Project)	5.00	6/1/40	6,000,000		6,358,440
Public Finance Authority of Wisconsin,
Lease Development Revenue (KU
Campus Development Corporation -
Central District Development Project)	5.00	3/1/46	10,000,000		10,814,700
Wisconsin Health and Educational
Facilities Authority,
Revenue (Ascension Health Alliance
Senior Credit Group) (Morgan Stanley
Municipal Trust Program Residual
Series 3337) Recourse	5.00 11/15/43		10,000,000	[b,f]	10,874,100
Wisconsin Health and Educational
Facilities Authority,
Revenue (Ascension Senior Credit
Group)	4.00 11/15/46		2,565,000		2,477,970
Wisconsin Health and Educational
Facilities Authority,
Revenue (Aurora Health Care, Inc.)	5.50	4/15/29	5,000,000		5,422,600

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments -	Coupon	Maturity	Principal
99.0% (continued)	Rate (%)	Date	Amount ($)	Value ($)
Wisconsin - 3.4% (continued)
Wisconsin Health and Educational
Facilities Authority,
Revenue (Aurora Health Care, Inc.)	5.25	4/15/35	3,000,000	3,240,570
Wisconsin Health and Educational
Facilities Authority,
Revenue (ProHealth Care, Inc.
Obligated Group)	5.00	8/15/39	6,100,000	6,589,037
				45,777,417

Total Investments (cost $1,315,209,404)			99.0%	1,352,948,380
Cash and Receivables (Net)			1.0%	13,478,670
Net Assets			100.0%	1,366,427,050

a Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2016, these securities were valued at $29,030,380 or 2.12% of net assets.
c Security issued with a zero coupon. Income is recognized through the accretion of discount.
d These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by
U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
e Variable rate security—rate shown is the interest rate in effect at period end.
f Collateral for floating rate borrowings.

STATEMENT OF INVESTMENTS
Dreyfus Municipal Bond Fund
November 30, 2016 (Unaudited)

The following is a summary of the inputs used as of November 30, 2016 in valuing the fund’s investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
	Prices Observable Inputs		Inputs	Total
Assets ($)
Investments in Securities:
Municipal Bonds†	-	1,352,948,380	-	1,352,948,380
Liabilities ($)
Floating Rate Notes††	-	(5,000,000)	-	(5,000,000)

† See Statement of Investments for additional detailed categorizations.
Certain of the fund’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board Members (the "Board") Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at

NOTES

fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Inverse Floater Securities: The fund participates in secondary inverse floater structures in which fixed-rate, tax-exempt municipal bonds are transferred to a trust (the “Inverse Floater Trust”). The Inverse Floater Trust typically issues two variable rate securities that are collateralized by the cash flows of the fixed-rate, tax-exempt municipal bonds. One of these variable rate securities pays interest based on a short-term floating rate set by a remarketing agent at predetermined intervals (“Trust Certificates”). A residual interest tax-exempt security is also created by the Inverse Floater Trust, which is transferred to the fund, and is paid interest based on the remaining cash flows of the Inverse Floater Trust, after payment of interest on the other securities and various expenses of the Inverse Floater Trust. An inverse floater security may be collapsed without the consent of the fund due to certain termination events such as bankruptcy, default or other credit event.

The fund accounts for the transfer of bonds to the Inverse Floater Trust as secured borrowings, with the securities transferred remaining in the fund’s investments, and the Trust Certificates reflected as fund liabilities in the Statement of Assets and Liabilities.

The fund may invest in inverse floater securities on either a non-recourse or recourse basis. These securities are typically supported by a liquidity facility provided by a bank or other financial institution (the “Liquidity Provider”) that allows the holders of the Trust Certificates to tender their certificates in exchange for payment from the Liquidity Provider of par plus accrued interest on any business day prior to a termination event. When the fund invests in inverse floater securities on a non-recourse basis, the Liquidity

NOTES

Provider is required to make a payment under the liquidity facility due to a termination event to the holders of the Trust Certificates. When this occurs, the Liquidity Provider typically liquidates all or a portion of the municipal securities held in the Inverse Floater Trust. A liquidation shortfall occurs if the Trust Certificates exceed the proceeds of the sale of the bonds in the Inverse Floater Trust (“Liquidation Shortfall”). When a fund invests in inverse floater securities on a recourse basis, the fund typically enters into a reimbursement agreement with the Liquidity Provider where the fund is required to repay the Liquidity Provider the amount of any Liquidation Shortfall. As a result, a fund investing in a recourse inverse floater security bears the risk of loss with respect to any Liquidation Shortfall.

At November 30, 2016, accumulated net unrealized appreciation on investments was $37,738,976, consisting of $59,132,608 gross unrealized appreciation and $21,393,632 gross unrealized depreciation.

At November 30, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Bond Funds, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    January 12, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    January 12, 2017

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    January 12, 2017

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)